NVIT Blueprint Balanced Fund Annual Fund Operating Expenses - NVIT Blueprint Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.10%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.78%
Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.26%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.87%
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.10%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.63%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.10% of the management fee to which the Adviser would otherwise be entitled until April 30, 2027. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2027. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.